Shareholder Report, Line Graph (Details) 192940_Aptus Deferred Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 13, 2025	Apr. 30, 2026
Aptus Deferred Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Aptus Deferred Income ETF NAV
Accumulated Value	$ 10,000	$ 10,640
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,554